Discontinued Operations - Summarized Financial Information for Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Foreign currency gains (losses)	$ 0.4	$ (0.3)	$ 1.7